SHORT-TERM AND LONG-TERM INVESTMENTS (Scheduled Maturities of Available-For-Sale Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Amortized cost, due within one year	$ 135,533
Amortized cost, due after one year through five years	861,655
Amortized cost	997,188	$ 731,025
Estimated fair value, due within one year	136,391
Estimated fair value, due after one year through five years	875,891
Available-for-sale total	$ 1,012,282	$ 735,717